As filed with the Securities and Exchange Commission on May 31, 2002
                                               Securities Act File No. 333-59745
                                       Investment Company Act File No. 811-08895
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         [X]

                           Pre-Effective Amendment No.                       [ ]

                         Post-Effective Amendment No. 18                     [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     [X]

                                Amendment No. 19                             [X]
                        (Check appropriate box or boxes)

                                 ING FUNDS TRUST
                         (FORMERLY PILGRIM FUNDS TRUST)
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                            Scottsdale, AZ 85258-2034
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180


          Kimberly A. Anderson                               With copies to:
      ING Pilgrim Investments, LLC                       Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                               Dechert
       Scottsdale, AZ 85258-2034                          1775 Eye Street, N.W.
(Name and Address of Agent for Service)                   Washington, DC 20006

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):

             [X] Immediately upon filing pursuant to paragraph (b)
             [ ] on ______ __, 200_ pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] on March 1, 2002 pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

             [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                                 ING FUNDS TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet

*    Contents of Registration Statement

*    Explanatory Note

*    Domestic Equity Funds Supplement

*    Income Funds Supplement

*    International Funds Supplement

*    Part C

*    Signature Page

*    Power of Attorney

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 18 to the Registration Statement (the "Amendment") on Form N-1A for ING Funds Trust (the "Registrant") incorporates by reference the Registrant's Class A, B, C, M, and T Domestic Equity Prospectus, the Class A, B, C, M and T Income Prospectus, the Class A, B, C, and M International Prospectus, the Class Q International Prospectus, and the Class I Prospectus which were included in Registrant's Registration Statement on Form N-1A, which was filed with the U.S. Securities and Exchange Commission ("SEC") on February 27, 2002. This Amendment also incorporates by reference the Registrant's Domestic Equity SAI, Income SAI, and International SAI, each dated March 1, 2002, as supplemented April 11, 2002, as filed with the SEC on April 11, 2002. This Amendment is being filed in reliance on Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"), to incorporate the changes reflected in the enclosed supplements into the Registrant's registration statement.

                                              SECURITIES ACT FILE NOS. 333-59745
                                                                        33-56094

                          ING TAX EFFICIENT EQUITY FUND
                           ING EQUITY AND INCOME FUND

                          SUPPLEMENT DATED MAY 31, 2002
                         TO THE CLASSES A, B, C, M AND T
          ING DOMESTIC EQUITY FUNDS PROSPECTUS DATED MARCH 1, 2002 AND
         ING DOMESTIC EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
               DATED MARCH 1, 2002, AS SUPPLEMENTED APRIL 11, 2002

1. The date of the above-captioned Prospectus for ING Tax Efficient Equity and ING Equity and Income Funds is hereby changed to May 31, 2002.

2. The following information replaces the information for the ING Tax Efficient Equity and ING Equity and Income Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class A" on page 34 of the Prospectus:

                                                                                           Waivers,
                                          Distribution                  Total Fund      Reimbursements
                            Management     and Service      Other       Operating            and              Net
        Fund                    Fee       (12b-1) Fees     Expenses      Expenses      Recoupment(2)(3)     Expenses
        ----                    ---       ------------     --------      --------      ----------------     --------
Tax Efficient Equity  %        0.80           0.35          0.63(4)        1.78             -0.33             1.45

Equity and Income     %        0.75           0.35          0.52(4)        1.62             -0.02             1.60

     The following information replaces the information for the ING Tax Efficient Equity and ING Equity and Income Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class B" on page 35 of the Prospectus:

                                                                                           Waivers,
                                          Distribution                  Total Fund      Reimbursements
                            Management     and Service      Other       Operating            and              Net
        Fund                    Fee       (12b-1) Fees     Expenses      Expenses        Recoupment(2)      Expenses
        ----                    ---       ------------     --------      --------        -------------      --------
Tax Efficient Equity  %        0.80           1.00          0.63(4)        2.43             -0.23             2.20

Equity and Income     %        0.75           1.00          0.52(4)        2.27             -0.02             2.25

     The following information replaces the information for the ING Tax Efficient Equity and ING Equity and Income Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class C" on page 35 of the Prospectus:

                                                                                           Waivers,
                                          Distribution                  Total Fund      Reimbursements
                            Management     and Service      Other       Operating            and              Net
        Fund                    Fee       (12b-1) Fees     Expenses      Expenses        Recoupment(2)      Expenses
        ----                    ---       ------------     --------      --------        -------------      --------
Tax Efficient Equity  %         0.80          1.00          0.63(4)        2.43             -0.23             2.20

Equity and Income     %         0.75          1.00          0.52(4)        2.27             -0.02             2.25

     The following information replaces the information for the ING Equity and Income Fund contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class T" on page 36 of the
Prospectus:

                                                                                           Waivers,
                                          Distribution                  Total Fund      Reimbursements
                            Management     and Service      Other       Operating            and              Net
        Fund                    Fee       (12b-1) Fees     Expenses      Expenses        Recoupment(2)      Expenses
        ----                    ---       ------------     --------      --------        -------------      --------
Equity and Income     %         0.75          0.75          0.53(4)        2.03             -0.03             2.00

All footnote references above are contained on page 36 of the Prospectus.

3. The following information replaces the information for the Equity and Income Fund contained in the table of expense limitation amounts on page 35 of the Domestic Equity Statement of Additional Information:

FUND                      CLASS A     CLASS B     CLASS C     CLASS I     CLASS M     CLASS Q     CLASS T
----                      -------     -------     -------     -------     -------     -------     -------
Equity and Income Fund     1.60%       2.25%       2.25%        N/A         N/A        1.50%       2.00%

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                               SECURITIES ACT FILE NO. 333-59745

                            ING HIGH YIELD BOND FUND
                           ING INTERMEDIATE BOND FUND
                        ING NATIONAL TAX-EXEMPT BOND FUND

                          SUPPLEMENT DATED MAY 31, 2002
                         TO THE CLASSES A, B, C, M AND T
              ING FIXED INCOME FUNDS PROSPECTUS DATED MARCH 1, 2002

1. The date of the above-captioned Prospectus for the High Yield Bond, Intermediate Bond, and National Tax-Exempt Bond Funds is hereby changed to May 31, 2002.

2. The following information replaces the information for the High Yield Bond, Intermediate Bond, and National Tax-Exempt Bond Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class A" on page 22 of the Prospectus:

                                       Distribution
                                           and                                     Waivers,
                                         Service                 Total Fund     Reimbursements
                          Management     (12b-1)       Other      Operating          and              Net
       Fund                   Fee         Fees       Expenses     Expenses    Recoupment(2)(3)(4)  Expenses
       ----                   ---         ----       --------     --------    -------------------  --------
High Yield Bond       %      0.65         0.35        0.63(7)       1.63            -0.33            1.30

Intermediate Bond     %      0.50         0.35        0.68(7)       1.53            -0.38            1.15

National
Tax-Exempt Bond       %      0.50         0.35        0.65(7)       1.50            -0.35            1.15

     The following information replaces the information for the High Yield Bond, Intermediate Bond, and National Tax-Exempt Bond Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class B" on page 22 of the Prospectus:

                                       Distribution
                                           and
                                         Service                 Total Fund        Waivers,
                          Management     (12b-1)       Other      Operating     Reimbursements       Net
       Fund                   Fee         Fees       Expenses     Expenses    and Recoupment(2)   Expenses
       ----                   ---         ----       --------     --------    -----------------   --------
High Yield Bond       %      0.65         1.00        0.63(7)       2.28            -0.23            2.05

Intermediate Bond     %      0.50         1.00        0.68(7)       2.18            -0.28            1.90

National
Tax-Exempt Bond       %      0.50         1.00        0.67(7)       2.17            -0.27            1.90

     The following information replaces the information for the High Yield Bond, Intermediate Bond, and National Tax-Exempt Bond Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class C" on page 23 of the Prospectus:

                                       Distribution
                                           and
                                         Service                 Total Fund        Waivers,
                          Management     (12b-1)       Other      Operating     Reimbursements       Net
       Fund                   Fee         Fees       Expenses     Expenses    and Recoupment(2)   Expenses
       ----                   ---         ----       --------     --------    -----------------   --------
High Yield Bond       %      0.65         1.00        0.64(7)       2.29            -0.24            2.05

Intermediate Bond     %      0.50         1.00        0.68(7)       2.18            -0.28            1.90

National
Tax-Exempt Bond       %      0.50         1.00        0.66(7)       2.16            -0.26            1.90

All footnote references above are contained on page 23 of the Prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                              SECURITIES ACT FILE NOS. 333-59745
                                                                        333-2265

                            ING EUROPEAN EQUITY FUND
                                 ING RUSSIA FUND
                           ING GLOBAL TECHNOLOGY FUND

                          SUPPLEMENT DATED MAY 31, 2002
                          TO THE CLASSES A, B, C AND M
                ING INTERNATIONAL EQUITY AND GLOBAL EQUITY FUNDS
                         PROSPECTUS DATED MARCH 1, 2002


I. The date of the above-captioned Prospectus for the European Equity, Russia and Global Technology Funds is hereby changed to May 31, 2002.

II. The following information replaces the information for the European Equity, Russia and Global Technology Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class A" on page 28 of the Prospectus:

                                  Distribution
                                      and                                       Waivers,
                                    Service                   Total Fund     Reimbursements
                     Management     (12b-1)       Other        Operating          and               Net
       Fund             Fee           Fees       Expenses       Expenses    Recoupment(2)(3)(4)   Expenses
       ----             ---           ----       --------       --------    -------------------   --------
European Equity    %    1.15          0.35       1.57(8)        3.07             -1.17             1.90

Russia             %    1.25          0.25       1.27(8)        2.77             -0.54(14)         2.23

Global
Technology(5)      %    1.25          0.35       0.80(8)(11)    2.40(11)         -0.45             1.95(11)

The following language is added after footnote 13 on page 29 of the Prospectus.

(14) Represents redemption fee proceeds charged at the rate of 2% of the redemption price of shares held less than 365 days that are being redeemed for the Fund's most recent fiscal year. Redemption fee proceeds are generally applied to the Fund's aggregate expenses that are attributed to providing custody and redemption services, including transfer agent fees, postage, printing, telephone costs and employment costs relating to the handling and processing of redemptions. Future proceeds from the redemption fee may vary from the amount for the period reflected in the table. Any excess redemption fee proceeds will be added to the Fund's capital.

     The following information replaces the information for the European Equity and Global Technology Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class B" on page 29 of the Prospectus:

                                  Distribution
                                      and                                       Waivers,
                                    Service                   Total Fund     Reimbursements
                     Management     (12b-1)       Other        Operating          and            Net
       Fund             Fee           Fees       Expenses       Expenses    Recoupment(2)(3)   Expenses
       ----             ---           ----       --------       --------    ----------------   --------
European Equity    %    1.15          1.00       1.60(8)          3.75           -1.10          2.65

Global
Technology(5)      %    1.25          1.00       0.83(8)(11)      3.08(11)       -0.38          2.70(11)

     The following information replaces the information for the European Equity and Global Technology Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class C" on page 29 of the Prospectus:

                                  Distribution
                                      and                                       Waivers,
                                    Service                   Total Fund     Reimbursements
                     Management     (12b-1)       Other        Operating          and           Net
       Fund             Fee          Fees       Expenses       Expenses    Recoupment(2)(3)   Expenses
       ----             ---          ----       --------       --------    ----------------   --------
European Equity    %   1.15          1.00       1.59(8)          3.74            -1.09          2.65

Global
Technology(5)      %   1.25          1.00       0.83(8)(11)      3.08(11)        -0.38          2.70(11)

All footnote references above are contained on page 29 of the Prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                     PART C:
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a) (1) Trust Instrument - previously filed as an Exhibit to the Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998 and incorporated herein by reference.
     (2) Certificate of Amendment of Certificate of Trust -- previously filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed electronically on March 1, 2001 and incorporated herein by reference.
     (3) Certificate of Amendment of Certificate of Trust - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on June 15, 2001 and incorporated herein by reference.
     (4) Amendment No. 1 to Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.
     (5) Amendment No. 2 to Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.
     (6) Amendment No. 3 to Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.
     (7) Form of Certificate of Amendment to Certificate of Trust - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

(b) Bylaws - previously filed as an Exhibit to the Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998 and incorporated herein by reference.

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX, and X of the Declaration of Trust referenced in Exhibit (a) above and in Articles IV, VI, and XIII of the Bylaws referenced in Exhibit (b) above.

(d) (1) Form of Restated Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.

     (2) Form of Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC with respect to Pilgrim Global Real Estate Fund -- previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed electronically on July 27, 2001 and incorporated herein by reference.
     (3) Form of Investment Management Agreement between Registrant and ING Mutual Funds Management Co. LLC ("IMFC") -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (4) Sub-Advisory Agreement between IMFC and Baring Asset Management, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (5) Form of Sub-Advisory Agreement between IMFC and Baring International Investment Limited -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (6) Form of Sub-Advisory Agreement between IMFC and Baring Asset Management (Asia) Limited -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (7) First Amendment to Sub-Advisory Agreement between IMFC and ING Investment Management Advisors B.V. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (8)  Form  of  Sub-Advisory  Agreement  between  IMFC  and  ING  Investment
          Management  Advisors  B.V.  --  previously  filed  as  an  Exhibit  to
          Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (9) Form of Sub-Advisory Agreement between IMFC and ING Investment Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (10) Form of Restated Sub-Advisory Agreement between ING Pilgrim Investments, LLC and ING Investment Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.

     (11) Form of Sub-Advisory Agreement between IMFC and Furman Selz Capital Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (12) Form of Restated Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Furman Selz Capital Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.
     (13) Form of Sub-Advisory Agreement between IMFC and Furman Selz Capital Management on behalf of Delta Asset Management -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (14) Form of Restated Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Furman Selz Capital Management on behalf of Delta Asset Management -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.
     (15) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and CRA Real Estate Securities L.P. with respect to Pilgrim Global Real Estate Fund -- previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed electronically on July 27, 2001 and incorporated herein by reference.
     (16) Form of Sub-Advisory Agreement between IMFC and CRA Real Estate Securities, L.P. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

(e) (1) Form of Underwriting Agreement between Registrant and ING Pilgrim Securities, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (2) Form of Financial Institution Selling Group Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (3) Form of Selling Group Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

(f)  Not Applicable

(g) (1) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company, with respect to Registrant's U.S. Funds -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (2) Form of Custodian and Fund Accounting Agreement between Registrant and State Street Bank and Trust Company - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.
     (3) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co., with respect to the Registrant's Global and International Funds -- previously filed as an Exhibit to
          Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (4) Form of Amendment to the Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (5) Form of Appendix A to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- previously filed as an Exhibit to
          Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (6) Form of Appendix B to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- previously filed as an Exhibit to
          Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (7) Form of Appendix C to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- previously filed as an Exhibit to
          Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

(h) (1) Form of Service Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (2) Fund Services Agreement between Registrant and ING Fund Services Co. LLC -- filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on April 15, 1999 and incorporated herein by reference.
     (3) Form of Recordkeeping Agreement with State Street Bank and Trust Company -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (4) Form of Shareholder Servicing Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed electronically on June 15, 2001 and incorporated herein by reference.
     (5) Amended and Restated Shareholder Servicing Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (6) Form of Administration Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (7) Form of Amended and Restated Administration Agreement between Registrant and ING Funds Services, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.
     (8) Form of Expense Limitation Agreement among ING Pilgrim Investments, LLC, Clarion CRA Securities L.P. and Pilgrim Funds Trust with respect to Pilgrim Global Real Estate Fund - previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A on July 27, 2001 and incorporated herein by reference.
     (9) Form of Expense Limitation Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A filed electronically on March 1, 2001 and incorporated herein by reference.
     (10) Form of Amended and Restated Expense Limitation Agreement between Registrant and ING Funds Services, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.
     (11) Form of Fund Accounting Agreement with Brown Brothers Harriman & Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

(i) Opinion and Consent of Counsel -- Filed as an exhibit to Registrant's Registration Statement on Form N-1A and incorporated herein by reference.

(j)  Not Applicable

(k) (1) Annual Report containing the audited financial statements for the period ended October 31, 1999 -- previously filed in Registrant's Form N-30D filed on December 29, 1999 and incorporated herein by reference.
     (2) Semi-Annual Reports containing the unaudited financial statements for the period ended April 30, 2000 -- previously filed in Registrant's Form N-30D on July 7, 2000 and incorporated herein by reference.

(l) Purchase Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A electronically filed on April 15, 1999 and incorporated herein by reference.

(m) (1) Rule 12b-1 Distribution Plan and Agreement with respect to Class A shares -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (2) Rule 12b-1 Distribution Plan and Agreement with respect to Class B, Class C, and Class X shares -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (3) Form of Amended and Restated Rule 12b-1 Distribution Plan and Agreement with respect to Class B shares - previously filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A filed electronically on July 31, 2001 and incorporated by reference.

(n) (1) Form of 18f-3 Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed electronically on July 27, 2001 and incorporated herein by reference.
     (2) Amended and Restated 18f-3 Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (3) Amended and Restated Rule 18f-3 Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed electronically on November 9, 2001 and incorporated herein by reference.

(o) (1) Code of Ethics of Pilgrim Funds Trust -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed electronically on June 15, 2001 and incorporated herein by reference.
     (2) Code of Ethics of Baring Asset Management, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (3) Code of Ethics of Baring International Investment Limited -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (4) Code of Ethics of Baring Asset Management (Asia) Limited -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (5) Code of Ethics of Clarion CRA Securities, L.P. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (6) Code of Ethics of ING Furman Selz Asset Management -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.
     (7) Code of Ethics of ING Furman Selz Asset Management -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (8) Code of Ethics of ING Investment Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (9) Code of Ethics of ING Investment Management Advisors B.V. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25. INDEMNIFICATION.

     Article X of the Registrant's Declaration of Trust provides the following:

     Section 10.1 Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

     Section 10.2 Indemnification.

     (a) Subject to the exceptions and limitations contained in Section (b) below:

          (i) every Person who is, or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No  indemnification  shall be provided  hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (ii)  in  the  event  of  a  settlement,   unless  there  has  been  a
          determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

               (A) by the court or other body approving the settlement;
               (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
               (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

          provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     (c) The rights of indemnification therein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

     Article IX of the Registrant's By-Laws provides the following:

          The Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a Trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Trustees would have the power to indemnify him against such liability.

          The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholder to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

          Reference is made to Article IX of  Registrants  By-Laws and paragraph
          1.11 of the Distribution Agreement.

          The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

          Section 12 of the Management Agreement between Registrant and Manager,
          Section 8 of the Sub-Advisory Agreements and Section 20 of the Distribution Agreement between the Registrant and Distributor limit the liability of Manager, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

          The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          Information as to the directors and officers of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

          (a) ING Funds Distributor, Inc. is the principal underwriter for the Registrant and for ING Mutual Funds; ING Equity Trust; ING Advisory Funds, Inc.; ING Investment Funds, Inc.; ING Financial Services Fund, Inc.; ING Prime Rate Trust; ING SmallCap Opportunities Fund; ING Growth Opportunities Fund; ING Mayflower Trust; ING GNMA Income Fund, Inc.; ING Precious Metals Fund, Inc.; ING Large Company Value Fund, Inc.; ING International Fund, Inc.; ING Russia Fund, Inc; ING Lexington Money Market Trust; ING Senior Income Fund, and ING Series Fund.

          (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the U.S. Securities and Exchange Act of 1934, as amended and is incorporated herein by reference thereto.

          (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

          All accounts,  books and other documents  required to be maintained by
          Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of:

          (1) ING Funds Trust, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 (records relating to the Trust)

          (2) ING Investments, LLC, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 (records relating to the Investment Manager)

          (3) ING Funds Services, LLC, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 (records of the administrator)

          (4) ING Funds Distributor, Inc., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 (records of the principal underwriter)

          (5) Baring Asset Management, Inc., 125 High Street, Boston, MA 02110 (records relating to its functions as investment sub-adviser)

          (6) Baring International Investment Limited, 155 Bishopsgate, London, England EC2M 3XY (records relating to its functions as investment co-sub-adviser)

          (7) Baring International Investment (Asia) Limited, 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong (records relating to its functions as investment co-sub-adviser)

          (8) ING Investment Management Advisors B.V., Schenkkade 65, 2595 AS, The Hague, The Netherlands (records relating to its functions as investment sub-adviser)

          (9) ING Investment Management LLC, 5780 Powers Ferry Road, N.W., Suite
          300,  Atlanta,   GA  30327  (records  relating  to  its  functions  as
          investment sub-adviser)

          (10) Furman Selz Capital Management, LLC, 230 Park Avenue, New York, NY 10169 (records relating to its functions as investment sub-adviser)

          (11) Delta Asset Management, 333 South Grand Avenue, Los Angeles, CA 90071 (records relating to its functions as investment sub-adviser)

          (12) CRA Real Estate Securities L.P., 259 Radnor-Chester Road, Radnor, PA 90071 (records relating to its functions as investment sub-adviser)

          (13) State Street Bank Trust Company, 801 Pennsylvania Street, Kansas City, MO 64105 (records related to its functions as custodian for the U.S. funds)

          (14) Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 (records relating to its functions as custodian for global and international funds) (15) State Street Bank Trust Company, 225 Franklin Street, Boston, MA 02110 (records relating to its function as fund accounting agent)

          (16) DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121-9368 (records relating to its functions as transfer agent)

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 31st day of May, 2002.

                                        ING FUNDS TRUST



                                        By: /s/ Kimberly A. Anderson
                                            ------------------------------------
                                            Kimberly A. Anderson
                                            Vice President and Secretary

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        SIGNATURE                           TITLE                       DATE
        ---------                           -----                       ----

                                 Trustee and Chairman               May 31, 2002
----------------------------
John G. Turner*

                                 President and Chief Executive      May 31, 2002
----------------------------     Officer
James M. Hennessy*

                                 Executive Vice President and       May 31, 2002
----------------------------     Principal Financial Officer
Michael J. Roland*

                                 Trustee                            May 31, 2002
----------------------------
Paul S. Doherty*

                                 Trustee                            May 31, 2002
----------------------------
J. Michael Earley*

                                 Trustee                            May 31, 2002
----------------------------
R. Barbara Gitenstein*

                                 Trustee                            May 31, 2002
----------------------------
R. Glenn Hilliard*

                                 Trustee                            May 31, 2002
----------------------------
Walter H. May, Jr.*

                                 Trustee                            May 31, 2002
----------------------------
Thomas J. McInerney*

                                 Trustee                            May 31, 2002
----------------------------
Jock Patton*

                                 Trustee                            May 31, 2002
----------------------------
David W.C. Putnam*

                                 Trustee                            May 31, 2002
----------------------------
Blaine E. Rieke*

                                 Trustee                            May 31, 2002
----------------------------
Roger B. Vincent*

                                 Trustee                            May 31, 2002
----------------------------
Richard A. Wedemeyer*


*By: /s/ Kimberly A. Anderson
     ---------------------------
     Kimberly A. Anderson
     Attorney-in-Fact**

** For all Trustees except Mr. Doherty, pursuant to Powers of Attorney filed as an attachment to Post-Effective Amendment No. 17 to the Registrant's Form N-1A Registration Statement as filed on February 27, 2002, and incorporated herein by reference. Mr. Doherty's Power of Attorney is filed herewith.

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to Pilgrim Funds Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated: February 21, 2002

/s/ Paul S. Doherty
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Paul S. Doherty